COMMITMENTS AND CONTINGENT LIABILITIES (Lease Commitments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Future minimum lease commitments under non-cancelable operating leases are as follows:
2018	$ 196
2019	25
Total	221
Operating lease expense	$ 397	$ 451	$ 411